Intangible asset - Summary of Intangible asset (Detail) - HKD ($)	Dec. 31, 2019	Dec. 31, 2018
Disclosure of Intangible assets [Abstract]
Net carrying amount as at December 31, 2018 and 2019	$ 15,171,170	$ 15,171,170